Condensed consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital		Paid-in equity	Share premium account	Merger reserve	FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Capital redemption reserve	Retained earnings		Own shares held	Shareholders' equity	Non-controlling interests	Ordinary shareholders	Preference shareholders	Total
Balance at Dec. 31, 2018		£ 12,049		£ 4,058	£ 1,027		£ 343	£ (191)	£ 3,278		£ 14,312		£ (21)		£ 754
Ordinary shares issued		45			67
Share cancellation (1,5)	[1]									£ 0
Implementation of IFRS 16 on 1 January 2019 (5)											(187)
profit/(loss) attributable to ordinary shareholders and other equity owners - continuing operations											3,283
profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued operations											256
Equity preference dividends paid											(39)
Paid-in equity dividends paid											(367)
Ordinary dividends paid											(3,018)
Shares repurchased during the year	[1]												60
Unrealised gains/(losses)							(107)											£ (22)
Realised losses/(gains)	[2]						(90)
Tax							(8)
Amount recognized in equity								573
Amount transferred from equity to earnings								(279)
Tax								(68)
Retranslation of net assets									(428)
Foreign currency gains/(losses) on hedges of net assets									83
Tax									(110)
Recycled to profit or loss on disposal of businesses									(1,480)
Realised (losses)/gains in period on FVOCI equity shares Gross											112
Remeasurement of the retirement benefit schemes other movements	[3]										(142)
Remeasurement of the retirement benefit schemes, tax	[3]										24
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross											(189)							(189)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax											20
Shares issued under employee share schemes											(6)		39
Share based payments	[4]										(113)
Own shares acquired	[1]												(60)
Currency translation adjustments and other movements															(11)
Profit/(loss) attributable to non-controlling interests															261
Dividends paid															(5)
Equity raised															45
Equity withdrawn and disposals															(1,035)
Balance at Dec. 31, 2019		12,094		4,058	1,094	£ 10,881	138	35	1,343	0	13,946		(42)	£ 43,547	9	£ 38,993	£ 496	43,556
Ordinary shares issued		35			17
Share cancellation (1,5)	[1]									0
Securities issued during the period				2,218
Redeemed																		(1,277)
profit/(loss) attributable to ordinary shareholders and other equity owners - continuing operations											(493)
profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued operations											121
Equity preference dividends paid											(26)
Paid-in equity dividends paid											(355)
Shares repurchased during the year	[1]												77
Unclaimed dividend											2
Redemption/reclassification of paid-in equity (2,6)	[5],[6]										(355)
Unrealised gains/(losses)							76											96
Realised losses/(gains)	[2]						152
Tax							(6)
Amount recognized in equity								321
Amount transferred from equity to earnings								(50)
Tax								(77)
Retranslation of net assets									297
Foreign currency gains/(losses) on hedges of net assets									(55)
Tax									6
Recycled to profit or loss on disposal of businesses									17
Realised (losses)/gains in period on FVOCI equity shares Gross											(248)
Remeasurement of the retirement benefit schemes other movements	[3]										4
Remeasurement of the retirement benefit schemes, tax	[3]										22
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross											(52)							(52)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax											8
Shares issued under employee share schemes											(11)		95
Share based payments	[4]										4
Own shares acquired	[1]												(77)
Currency translation adjustments and other movements															17
Profit/(loss) attributable to non-controlling interests															(62)
Balance at Dec. 31, 2020		12,129		4,999	1,111	10,881	360	229	1,608	0	12,567		(24)	43,860	(36)	38,367	494	43,824
Ordinary shares issued		37			50
Share cancellation (1,5)	[1]	(698)	[7]							698
Securities issued during the period				937
Reclassified (2)	[5]			(2,046)
profit/(loss) attributable to ordinary shareholders and other equity owners - continuing operations											2,992
profit/(loss) attributable to ordinary shareholders and other equity owners - discontinued operations											276
Equity preference dividends paid											(19)
Paid-in equity dividends paid											(299)
Ordinary dividends paid											(693)
Shares repurchased during the year	[1]										(1,423)	[7]	383
Redemption of preference shares										24	24
Redemption/reclassification of paid-in equity (2,6)	[5],[6]										150
Unrealised gains/(losses)							32											117
Realised losses/(gains)	[2]						(122)
Tax							(1)
Amount recognized in equity								(687)
Amount transferred from equity to earnings								(161)
Tax								224
Retranslation of net assets									(484)
Foreign currency gains/(losses) on hedges of net assets									88
Tax									(17)
Recycled to profit or loss on disposal of businesses									10
Realised (losses)/gains in period on FVOCI equity shares Gross											3
Remeasurement of the retirement benefit schemes other movements	[3]										(669)
Remeasurement of the retirement benefit schemes, tax	[3]										168
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, gross											(29)							(29)
Changes in fair value of credit in financial liabilities designated at fair value through profit or loss, tax											3
Shares issued under employee share schemes											8		36
Share based payments	[4]										(45)
Own shares acquired	[1]										1,423	[7]	(383)
Currency translation adjustments and other movements															4
Profit/(loss) attributable to non-controlling interests															44
Dividends paid															(5)
Balance at Dec. 31, 2021		£ 11,468		£ 3,890	£ 1,161	£ 10,881	£ 269	£ (395)	£ 1,205	£ 722	£ 12,966		£ (371)	£ 41,796	£ 7	£ 37,412	£ 494	£ 41,803

[1]	In March 2021, there was an agreement with HM Treasury to buy 591 million ordinary shares in the Company from UK Government Investments Ltd (UKGI), at 190.5p per share for the total consideration of £1.13 billion. NatWest Group cancelled 391 million of the purchased ordinary shares, amounting to £744 million excluding fees, and held the remaining 200 million in own shares held, amounting to £381 million excluding fees. The nominal value of the share cancellation has been transferred to the capital redemption reserve.
[2]	In 2020, the completion of the Alawwal bank merger resulted in the derecognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at fair value through other comprehensive income (FVOCI).
[3]	Following the purchase of ordinary shares from UKGI in March 2021, NatWest Group contributed £500 million to its main pension scheme in line with the memorandum of understanding announced on 17 April 2018. After tax relief, this contribution reduced total equity by £365 million. There was also a pre-tax loss of £192 million (€224 million) in relation to the re-measurement of the Group’s Republic of Ireland pension schemes, primarily as a result of significant movements in underlying actuarial assumptions (2020: pre-tax gain of £72 million (€81 million)). In line with our policy, the present value of defined benefit obligations and the fair value of plan assets at the end of the reporting period, are assessed to identify significant market fluctuations and one-off events since the end of the prior financial year.
[4]	Share-based payments includes a tax credit of £10 million.
[5]	In July 2021, paid-in equity reclassified to liabilities as the result of a call in August 2021 of US$2.65 billion AT1 capital notes.
[6]	The redemption of paid-in equity includes a tax credit of £16 million.
[7]	In line with the announcement in July 2021, NatWest Group plc repurchased and cancelled 310.8 million shares for total consideration of £676.2 million excluding fees. Of the 310.8 million shares bought back, 2.8 million shares were settled and cancelled in January 2022. The nominal value of the share cancellations has been transferred to the capital redemption reserve with the share premium element to retained earnings.